Cover	Feb. 23, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity File Number	001-38306
Entity Registrant Name	LEISURE ACQUISITION CORP.
Entity Central Index Key	0001716947
Entity Tax Identification Number	82-2755287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	(646)
Local Phone Number	565-6940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LACQ
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	LACQW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Common Stock and one-half of one Warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Warrant
Trading Symbol	LACQU
Security Exchange Name	NASDAQ